Trade, other receivables and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current
Prepayments	$ 18.0	$ 17.0	$ 9.0
Recoverable tax, rebates, levies and duties	84.0	50.0	25.0
Non-current	102.0	67.0	34.0
Current
Trade and loan receivables	33.0	27.0	35.0
Prepayments	42.0	62.0	85.0
Recoverable tax, rebates, levies and duties	116.0	127.0	124.0
Other receivables	18.0	6.0	11.0
Trade and other current receivables	209.0	222.0	255.0
Total trade, other receivables and other assets	311.0	289.0	289.0
Trade receivables pledged as collateral	2.0
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	194.0	174.0	135.0
Tanzania
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	84.0	67.0
Indirect Tax Increase
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	17.0
Set Off Amount Against Other Corporate Taxes
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	33.0
Total Claims Since July 2017
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	82.7
Total Claims For 2018
Disclosure of operating segments [line items]
Receivables from taxes other than income tax	56.4
Continental Africa
Disclosure of operating segments [line items]
Recoverable value added tax	126.0	106.0	61.0
Recoverable fuel duties	41.0	38.0	39.0
Appeal deposits	$ 10.0	$ 10.0	$ 8.0